Q U A N T F U N D S

June 3, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:	Quantitative Group of Funds (File No. 811-03790 and 333-102055)
Quant Small Cap Fund
Quant Long/Short Fund
Quant Emerging Markets Fund
Quant Foreign Value Fund
Quant Foreign Value Small Cap Fund (the “Quant Funds”)

Dear Sir or Madam:

On behalf Quantitative Group of Funds (the “Trust”), transmitted herewith for filing, pursuant to Rule 30b2-1(a) under the Investment Company Act of 1940, as amended, is Form N-CSR for the period ending March 31, 2010.

Thank you for your assistance. Should you have any questions, please feel free to call me at 781-676-5948.

Sincerely,

/s/ Sandra I. Madden

Sandra I. Madden

Clerk

55 Old Bedford Road, Lincoln, MA 01773 ¦ 800-331-1244 ¦ fax 781-259-1166 ¦ www.quantfunds.com

Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC